Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense	$ 20,000	$ 165,000